Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 28, 2012 Nitronex Plan [Member]	Feb. 28, 2014 Subsequent Event [Member] Nitronex Plan [Member]	Sep. 27, 2013 Foreign Jurisdictions [Member]	Sep. 28, 2012 Foreign Jurisdictions [Member]	Sep. 30, 2011 Foreign Jurisdictions [Member]
Employee Benefit Plans [Line Items]
Employer contributed plan	$ 1,000,000	$ 1,000,000	$ 1,100,000	$ 0	$ 84,000
Discretionary matching contributions						$ 881,000	$ 711,000	$ 681,000